Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories
Schedule of inventories

	2020	2019	2018
	$m	$m	$m
Raw materials and consumables	1,262	830	794
Inventories in process	1,331	1,272	1,450
Finished goods and goods for resale	1,431	1,091	646
Inventories	4,024	3,193	2,890